Consolidated Balance Sheets ¥ in Millions, $ in Millions		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents		¥ 78,861	$ 11,434	¥ 70,767
Restricted cash		6,254	907	5,926
Short-term investments		141,095	20,457	114,564
Accounts receivable, net		20,576	2,983	11,900
Advance to suppliers		3,838	556	3,959
Inventories, net		77,949	11,302	75,601
Prepayments and other current assets		15,156	2,197	11,455
Amount due from related parties		6,142	891	5,500
Assets held for sale		1,203	174
Total current assets		351,074	50,901	299,672
Non-current assets
Property, equipment and software, net		55,080	7,986	32,944
Construction in progress		11,161	1,618	5,817
Intangible assets, net		9,139	1,325	5,837
Land use rights, net		33,848	4,907	14,328
Operating lease right-of-use assets		22,267	3,228	19,987
Goodwill		23,123	3,353	12,433
Investment in equity investees		57,641	8,357	63,222
Investment securities		11,611	1,683	19,088
Deferred tax assets		1,536	223	1,111
Other non-current assets		18,770	2,722	21,804
Amount due from related parties				264
Total non-current assets		244,176	35,402	196,835
Total assets		595,250	86,303	496,507
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB22,458 million and RMB27,450 million as of December 31, 2021 and 2022, respectively. Note 1)
Short-term debts		12,146	1,761	4,368
Accounts payable		160,607	23,286	140,484
Advance from customers		33,713	4,888	29,106
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB492 million and RMB431 million as of December 31, 2021 and 2022, respectively)		3,351	486	3,458
Taxes payable		5,926	859	2,568
Amount due to related parties		488	71	519
Accrued expenses and other current liabilities		42,570	6,172	34,468
Operating lease liabilities		7,688	1,115	6,665
Liabilities held for sale		72	10
Total current liabilities		266,561	38,648	221,636
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB629 million and RMB179 million as of December 31, 2021 and 2022, respectively)		1,107	160	1,297
Unsecured senior notes		10,224	1,482	9,386
Deferred tax liabilities		6,511	944	1,897
Long-term borrowings		20,009	2,901
Operating lease liabilities		14,978	2,172	13,721
Other non-current liabilities		1,737	251	1,786
Total non-current liabilities		54,566	7,910	28,087
Total liabilities		321,127	46,558	249,723
Commitments and contingencies
MEZZANINE EQUITY		590	86	1,212
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,731,123,330 Class A ordinary shares issued and 2,690,342,230 outstanding, 428,185,501 Class B ordinary shares issued and 420,449,419 outstanding as of December 31, 2021; 2,793,298,344 Class A ordinary shares issued and 2,756,458,772 outstanding, 386,374,723 Class B ordinary shares issued and 379,220,475 outstanding as of December 31, 2022.)	[1]
Additional paid-in capital		184,041	26,683	182,578
Statutory reserves		3,473	504	1,586
Treasury stock		(2,493)	(361)	(2,968)
Retained earnings		29,304	4,249	33,805
Accumulated other comprehensive loss		(959)	(139)	(6,090)
Total JD.com, Inc. shareholders' equity		213,366	30,936	208,911
Non-controlling interests		60,167	8,723	36,661
Total shareholders' equity		273,533	39,659	245,572
Total liabilities, mezzanine equity and shareholders' equity		¥ 595,250	$ 86,303	¥ 496,507

[1]	Absolute value is less than RMB1 million.